Investments And Other Assets (Narrative) (Details) - CAD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2019	May 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2016
Disclosure of joint operations [line items]
Investments In Private Entities			$ 42,000,000	$ 37,000,000
Losses on disposal of investments			$ 0	109,000,000
Minor investments in various private entities [Member]
Disclosure of joint operations [line items]
Investments In Private Entities	$ 10,000,000	$ 10,000,000
Proceeds from disposal of investments in private entities	25,000,000
Corus [Member]
Disclosure of joint operations [line items]
Proceeds from sale of interest in associates	526,000,000
Losses on disposal of investments	$ 109,000,000
Dividends received		$ 10,000,000
Specialty television services			35
Radio Stations			39
Conventional television stations			15
Portion of shares retained for 12 month period			33.00%
First retention period			12 years
Portion of shares retained for 18 month period			33.00%
Second retention period			18 years
Portion of shares retained for 24 month period			33.00%
Third retention period			24 years
Class B Non-Voting Shares [Member] | Corus [Member]
Disclosure of joint operations [line items]
Number of shares outstanding	80,630,383
Price per share	$ 6.8
Proceeds from sale of interest in associates	$ 526,000,000
Losses on disposal of investments	$ 109,000,000
Dividends received				$ 10,000,000
Number of shares issued					71,364,853
Proportion of ownership interest in associate					37.00%
Class B Non-Voting Shares [Member] | Corus [Member] | Weighted Average [Member]
Disclosure of joint operations [line items]
Proportion of ownership interest in associate	38.00%